Other liabilities - RSU's and SAR's (Details) $ in Thousands		12 Months Ended
	Dec. 31, 2015 USD ($) EquityInstruments	Dec. 31, 2017 USD ($) EquityInstruments Option shares	Dec. 31, 2016 USD ($) EquityInstruments Option shares	Dec. 31, 2015 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options exercised | Option		30,000
Unearned unvested pre tax compensation expense, liability component			$ 0
Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted | EquityInstruments	0
Share options exercised | EquityInstruments		371,570	132,457
Outstanding | EquityInstruments		13,340	384,910
Share based compensation expense		$ 343	$ 2,930
Share based compensation expense, after tax		202	1,729
Liability from share based payments		626	4,566
Current liability from share based payments		626	997
Non current liability from share based payments		$ 0	$ 3,569
Vesting life		3 years
Employee stock option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options exercised | Option		0	0
Share based compensation expense		$ 2,405	$ 106
Unearned unvested pre tax compensation expense, equity component	$ 5		$ 1	$ 5
Period over which compensation expense to be recognised			4 days	15 days
Stock appreciation rights
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding | EquityInstruments		1,182,871	1,572,274
Share based compensation expense		$ 3,429	$ 1,673
Share based compensation expense, after tax		2,023	987
Liability from share based payments		5,911	2,943
Current liability from share based payments		5,800	2,698
Non current liability from share based payments		$ 111	$ 245
Vesting percentage of share-based awards		33.33%
Vesting life		3 years
Granted | EquityInstruments		0	16,510
Exercised | EquityInstruments		168,135
Cancelled | shares		209,451	35,725